Comparative Figures (Details) - Schedule of groupings of property, plant and equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost at beginning	$ 455,820,960	$ 455,820,960	$ 387,909,168
Additions during the year	7,726,643	12,315,483	67,911,792		$ 71,618,332
Transfers during the year
Cost at ending			455,820,960	$ 387,909,168
Accumulated Depreciation:
Accumulated Depreciation at beginning:	28,554,047	28,554,047	20,605,643
Charge for the year	6,735,923	13,541,757	7,948,404		6,018,858
Accumulated Depreciation at ending			28,554,047	20,605,643
Net Carrying Value:
Net Carrying Value as at December 31, 2021			427,266,913
Net Carrying Value as at December 31, 2020				367,303,525
Buildings [member]
Cost:
Cost at beginning	28,037,886	28,037,886	28,037,886
Additions during the year	2,775,806
Transfers during the year
Cost at ending			28,037,886	28,037,886
Accumulated Depreciation:
Accumulated Depreciation at beginning:	4,615,111	4,615,111	3,493,596
Charge for the year	597,768		1,121,515
Accumulated Depreciation at ending			4,615,111	3,493,596
Net Carrying Value:
Net Carrying Value as at December 31, 2021			23,422,775
Net Carrying Value as at December 31, 2020				24,544,290
Installations [member]
Cost:
Cost at beginning	179,268,276	179,268,276	65,903,126
Additions during the year		99,130			9,883
Transfers during the year			113,365,150
Cost at ending			179,268,276	65,903,126
Accumulated Depreciation:
Accumulated Depreciation at beginning:	12,287,155	12,287,155	8,768,287
Charge for the year	3,752,486	7,558,769	3,518,868		2,829,671
Accumulated Depreciation at ending			12,287,155	8,768,287
Net Carrying Value:
Net Carrying Value as at December 31, 2021			166,981,121
Net Carrying Value as at December 31, 2020				57,134,839
Other Equipments [member]
Cost:
Cost at beginning	307,695	307,695	268,743
Additions during the year	776,561		38,952
Transfers during the year
Cost at ending			307,695	268,743
Accumulated Depreciation:
Accumulated Depreciation at beginning:	186,399	186,399	130,155
Charge for the year	90,691		56,244
Accumulated Depreciation at ending			186,399	130,155
Net Carrying Value:
Net Carrying Value as at December 31, 2021			121,296
Net Carrying Value as at December 31, 2020				138,588
Tanks [member]
Cost:
Cost at beginning	154,532,494	154,532,494	76,218,998
Additions during the year
Transfers during the year			78,313,496
Cost at ending			154,532,494	76,218,998
Accumulated Depreciation:
Accumulated Depreciation at beginning:	6,697,282	6,697,282	4,880,792
Charge for the year	1,577,334	3,148,604	1,816,490		1,565,419
Accumulated Depreciation at ending			6,697,282	4,880,792
Net Carrying Value:
Net Carrying Value as at December 31, 2021			147,835,212
Net Carrying Value as at December 31, 2020				71,338,206
Capital Work in Progress [member]
Cost:
Cost at beginning	8,685,182	8,685,182	133,579,804
Additions during the year	4,174,276	8,524,553	66,784,024		71,603,465
Transfers during the year			(191,678,646)
Cost at ending			8,685,182	133,579,804
Accumulated Depreciation:
Accumulated Depreciation at beginning:
Charge for the year
Accumulated Depreciation at ending
Net Carrying Value:
Net Carrying Value as at December 31, 2021			8,685,182
Net Carrying Value as at December 31, 2020				133,579,804
Right of use Assets [member]
Cost:
Cost at beginning	84,989,427	84,989,427	83,900,611
Additions during the year			1,088,816
Transfers during the year
Cost at ending			84,989,427	83,900,611
Accumulated Depreciation:
Accumulated Depreciation at beginning:	$ 4,768,100	$ 4,768,100	3,332,813
Charge for the year			1,435,287		$ 459,016
Accumulated Depreciation at ending			4,768,100	3,332,813
Net Carrying Value:
Net Carrying Value as at December 31, 2021			$ 80,221,327
Net Carrying Value as at December 31, 2020				$ 80,567,798